Note 9 - Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2013	June 30, 2014
Current portion of long term debt (net of unamortized financing fees of $26)	-	1,386
Long term debt (net of unamortized financing fees of $164)	-	18,549
Total	-	19,935

Schedule of Principle Repayments [Table Text Block]
Years	Amount
June 30, 2015	1,412
June 30, 2016	1,412
June 30, 2017	1,412
June 30, 2018	1,412
June 30, 2019	1,412
June 30, 2020 and thereafter	13,065
Less: Unamortized financing fees	(190)
Total	19,935